UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 52.2%
U.S. Government Sponsored Agencies 47.5%
Federal Farm Credit Bank:
0.14% **, 2/2/2015	25,000,000	24,994,290
0.145% **, 2/6/2014	75,000,000	75,000,000
0.156% **, 10/27/2014	36,000,000	36,007,002
0.169% **, 11/26/2014	22,000,000	22,004,522
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.1%, 11/20/2013	25,000,000	24,998,831
0.12%, 10/3/2013	50,000,000	49,998,952
0.12% **, 4/25/2014	38,000,000	38,000,000
0.122%, 4/22/2014	62,000,000	61,999,986
0.125%, 3/27/2014	15,000,000	14,994,425
0.13%, 3/19/2014	12,000,000	11,998,585
0.14%, 5/22/2014	20,000,000	19,998,059
0.15%, 10/15/2013	38,000,000	37,999,477
0.16%, 12/19/2013	15,000,000	14,999,632
0.17% **, 11/8/2013	27,000,000	26,997,086
0.17% **, 11/15/2013	12,500,000	12,498,533
0.17%, 3/25/2014	15,000,000	14,998,830
0.18%, 3/7/2014	22,500,000	22,499,139
0.195% **, 11/4/2013	49,000,000	48,996,778
0.25%, 9/6/2013	100,000,000	100,016,304
0.28%, 11/14/2013	10,000,000	10,003,523
0.5%, 8/28/2013	24,000,000	24,005,288
0.875%, 12/27/2013	12,000,000	12,033,984
2.375%, 3/14/2014	10,000,000	10,134,872
Federal Home Loan Mortgage Corp.:
0.064% *, 9/23/2013	22,800,000	22,797,818
0.08% *, 1/8/2014	22,500,000	22,492,000
0.099% *, 11/4/2013	10,000,000	9,997,361
0.099% *, 12/19/2013	25,000,000	24,990,278
0.099% *, 12/20/2013	50,000,000	49,980,417
0.1% *, 12/17/2013	8,000,000	7,996,933
0.1% *, 2/20/2014	25,000,000	24,985,903
0.109% *, 11/19/2013	17,000,000	16,994,286
0.109% *, 1/21/2014	10,000,000	9,994,714
0.109% *, 1/22/2014	15,000,000	14,992,025
0.116% *, 8/26/2013	50,000,000	49,995,833
0.12% *, 3/12/2014	10,000,000	9,992,567
0.13% *, 3/25/2014	10,000,000	9,991,478
0.13% *, 8/13/2013	12,500,000	12,499,417
0.131% **, 9/13/2013	75,000,000	74,999,606
0.14% *, 4/22/2014	10,000,000	9,989,733
0.146% *, 9/4/2013	35,000,000	34,995,042
0.164% *, 7/7/2014	25,000,000	24,961,278
1.375%, 2/25/2014	15,000,000	15,105,057
4.5%, 4/2/2014	10,000,000	10,289,339

Federal National Mortgage Association:
0.08% *, 1/2/2014	30,000,000	29,989,733
0.119% *, 2/24/2014	10,000,000	9,993,100
0.128% *, 10/1/2013	38,000,000	37,991,629
0.147% *, 9/16/2013	68,500,000	68,486,871
1.25%, 2/27/2014	28,000,000	28,176,199
2.75%, 3/13/2014	58,000,000	58,924,797

		1,421,781,512
U.S. Treasury Obligations 4.7%
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,000,953
0.25%, 11/30/2013	15,000,000	15,004,595
0.5%, 10/15/2013	32,500,000	32,520,000
0.5%, 11/15/2013	32,500,000	32,531,749
0.75%, 12/15/2013	35,000,000	35,076,240
2.25%, 5/31/2014	15,000,000	15,260,080

		140,393,617

Total Government & Agency Obligations (Cost $1,562,175,129)		1,562,175,129
Repurchase Agreements 47.0%
Barclays Capital, 0.07%, dated 7/31/2013, to be repurchased at $34,000,066 on 8/1/2013 (a)	34,000,000	34,000,000
BNP Paribas, 0.08%, dated 7/31/2013, to be repurchased at $100,000,222 on 8/1/2013 (b)	100,000,000	100,000,000
BNP Paribas, 0.07%, dated 7/31/2013, to be repurchased at $100,000,194 on 8/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 7/31/2013, to be repurchased at $73,000,122 on 8/1/2013 (d)	73,000,000	73,000,000
Citigroup Global Markets, Inc., 0.06%, dated 7/31/2013, to be repurchased at $60,000,700 on 8/7/2013 (e)	60,000,000	60,000,000
HSBC Securities, Inc., 0.07%, dated 7/31/2013, to be repurchased at $23,000,045 on 8/1/2013 (f)	23,000,000	23,000,000
HSBC Securities, Inc., 0.10%, dated 7/31/2013, to be repurchased at $265,000,736 on 8/1/2013 (g)	265,000,000	265,000,000
JPMorgan Securities, Inc., 0.08%, dated 7/31/2013, to be repurchased at $206,000,458 on 8/1/2013 (h)	206,000,000	206,000,000
Merrill Lynch & Co., Inc., 0.06%, dated 7/31/2013, to be repurchased at $45,932,820 on 8/1/2013 (i)	45,932,743	45,932,743
Morgan Stanley & Co., Inc., 0.08%, dated 7/31/2013, to be repurchased at $269,000,598 on 8/1/2013 (j)	269,000,000	269,000,000
The Goldman Sachs & Co., 0.08%, dated 7/31/2013, to be repurchased at $140,000,311 on 8/1/2013 (k)	140,000,000	140,000,000
The Toronto-Dominion Bank, 0.05%, dated 7/31/2013, to be repurchased at $90,000,875 on 8/7/2013 (l)	90,000,000	90,000,000

Total Repurchase Agreements (Cost $1,405,932,743)		1,405,932,743

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,968,107,872) †	99.2	2,968,107,872
Other Assets and Liabilities, Net	0.8	24,011,629

Net Assets	100.0	2,992,119,501

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

†	The cost for federal income tax purposes was $2,968,107,872.
(a)	Collateralized by $34,723,500 U.S. Treasury Note, 0.25%, maturing on 7/31/2015 with a value of $34,680,096.
(b)	Collateralized by $99,492,000 Federal Home Loan Mortgage Corp., with the various coupon rates from 0.5-2.875%, with various maturity dates of 2/9/2015-5/13/2016 with a value of $102,000,530.
(c)	Collateralized by $98,266,396 Government National Mortgage Association, with the various coupon rates from 2.0-6.5%, with various maturity dates of 3/15/2024-7/15/2054 with a value of $102,000,001.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
72,391,500	U.S. Treasury Notes	0.75-0.875	1/31/2017-2/28/2018	71,516,271
3,451,200	US Treasury Inflation Indexed Bond	0.625	2/15/2043	2,860,957
65,600	US Treasury Inflation-Indexed Note	2.0	1/15/2016	82,914
Total Collateral Value				74,460,142

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,675,923	Federal Home Loan Mortgage Corp.	3.809-5.5	3/15/2039-12/15/2042	3,563,607
52,314,324	Federal Home Loan Mortgage Corp. - Interest Only	4.0-6.369	11/15/2034-6/15/2042	8,706,838
5,071,406	Federal National Mortgage Association	2.522-4.5	11/25/2042-3/25/2043	4,008,125
49,709,085	Federal National Mortgage Association - Interest Only	5.16-6.41	1/25/2037-6/25/2043	8,769,217
199,291	Government National Mortgage Association	22.255	12/20/2037	284,407
204,064,628	Government National Mortgage Association - Interest Only	5.858-7.588	2/20/2037-2/16/2043	36,205,484
Total Collateral Value				61,537,678

(f)	Collateralized by $23,500,000 U.S. Treasury Note, 0.375%, maturing on 3/15/2016 with a value of $23,463,252.
(g)	Collateralized by $263,004,550 Government National Mortgage Association, with the various coupon rates from 3.5-10.0%, with various maturity dates of 4/15/2016-7/20/2043 with a value of $270,300,160.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
946,454,332	Federal Home Loan Mortgage Corp. - Interest Only	2.5-6.0	9/15/2015-3/15/2043	121,886,273
7,639,264	Federal National Mortgage Association	1.824-6.5	2/25/2022-4/25/2043	7,972,473
561,815,819	Federal National Mortgage Association - Interest Only	3.0-6.5	6/25/2020-7/25/2050	80,261,491
Total Collateral Value				210,120,237

(i)	Collateralized by $47,847,900 U.S. Treasury Inflation-Indexed Bond, 0.125%, maturing on 1/15/2023 with a value of $46,851,480.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
257,109,336	Federal Home Loan Mortgage Corp.	2.5-8.5	2/1/2016-8/1/2043	269,969,724
4,233,631	Federal National Mortgage Association	4.0	7/1/2043	4,410,276
Total Collateral Value				274,380,000

(k)	Collateralized by $145,337,473 Government National Mortgage Association, 3.0%, with various maturity dates of 8/15/2042-10/15/2042 with a value of $142,800,001.
(l)	Collateralized by $93,703,900 U.S. Treasury Notes, 0.625%, with various maturity dates of 9/30/2017-11/30/2017 with a value of $91,800,090.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(m)	$—	$1,562,175,129	$—	$1,562,175,129
Repurchase Agreements	—	1,405,932,743	—	1,405,932,743
Total	$—	$2,968,107,872	$—	$2,968,107,872

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.

(m)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013